Note 23 - Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of supplemental cash flows schedule [text block]
	201 7	2016	2015
Income taxes and other taxes paid	$178,022	$187,705	$310,289
Interest paid	$41,650	$25,103	$106,731